UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21455
Guggenheim Enhanced Equity Strategy Fund
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 W. Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100)

Date of fiscal year end: October 31

Date of reporting period: May 1, 2014 – July 31, 2014

Item 1.  Schedule of Investments.
Attached hereto.

GGE Guggenheim Enhanced Equity Strategy Fund
Portfolio of Investments
July 31, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 143.1%
	Exchange Traded Funds - 143.1%
167,800	Financial Select Sector SPDR Fund(a)	$ 3,760,398
76,600	Materials Select Sector SPDR Fund(a)	3,726,590
65,700	ProShares Ultra S&P500(a)	7,387,965
155,700	SPDR Dow Jones Industrial Average ETF Trust(a)	25,735,653
482,700	SPDR S&P 500 ETF Trust(a)	93,204,543
29,900	SPDR S&P MidCap 400 ETF Trust(a)	7,448,987
	(Cost $143,291,691)	141,264,136

	Short Term Investments - 0.4%
	Money Market Fund - 0.4%
388,184	Dreyfus Treasury Prime Cash Management Institutional Shares	388,184
	(Cost $388,184)

	Total Investments - 143.5%
	(Cost $143,679,875)	141,652,320
	Other Assets in excess of Liabilities - 0.5%	464,763

	Total Value of Options Written - (0.4%) (Premiums received $1,514,991)	(410,178)
	Borrowings - (43.6% of Net Assets or 30.4% of Total Investments)	(43,000,000)
	Net Assets - 100.0%	$ 98,706,905

S&P - Standard & Poor's
(a)	All of these securities represent cover for outstanding options written. All of these securities have been physically segregated as collateral for borrowings outstanding.

	Country Breakdown	% of Long-Term Investments
	United States	100%

See notes to financial statements.

Contracts (100 shares per contract)	Call Options Written (b)	Expiration Month	Exercise Price	Value
1,678	Financial Select Sector SPDR Fund	August 2014	$ 23.00	$ (11,746)
766	Materials Select Sector SPDR Fund	August 2014	50.00	(9,192)
657	ProShares Ultra S&P500	August 2014	117.00	(43,362)
1,557	SPDR Dow Jones Industrial Average ETF Trust	August 2014	171.00	(15,570)
4,827	SPDR S&P 500 ETF Trust	August 2014	197.00	(325,823)
299	SPDR S&P MidCap 400 ETF Trust	August 2014	260.00	(4,485)
	Total Value of Call Options Written			(410,178)
	(Premiums received $(1,514,991))

(b) Non-income producing security.

At July 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding written options, forward exchange currency contracts and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Appreciation/ (Depreciation) on Derivatives
$143,881,084	$385,936	$(2,614,700)	$(2,228,764)	$1,104,813

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and asked prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Exchange traded options are valued at the mean between the bid and asked prices on the principal exchange on which they are traded.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from brokerdealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 – quoted prices in active markets for identical assets or liabilities.

Level 2 – significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at July 31, 2014.

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
(value in $000s)
Assets:
Exchange Traded Funds	$141,264	$-	$-
Money Market Fund	388	-	-
Total	$141,652	$-	$-

Liabilities:
Call Options Written	$410	$-	$-
Total	$410	$-	$-

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change. Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

There were no transfers between levels for the period ended July 31, 2014.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Strategy Fund

By:	/s/ Donald C. Cacciapaglia Donald C. Cacciapaglia Chief Executive Officer

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia Donald C. Cacciapaglia Chief Executive Officer

Date:	September 29, 2014

By:	/s/ John L. Sullivan John L. Sullivan Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	September 29, 2014